Variable Interest Entities and Other Consolidation Matters (Tables)	12 Months Ended
Dec. 31, 2019
Variable Interest Entities and Other Consolidation Matters [Abstract]
Schedule of consolidated financial statements

	December 31, 2019	December 31, 2018
ASSETS
Cash and cash equivalents	$7,739,422	$7,918,675
Short-term investments	-	1,163,552
Accounts receivable	5,078,419	1,993,237
Other current assets	1,692,928	1,485,893
Property and equipment, net	1,889,973	669,905
Other noncurrent assets	1,338,708	814,862
Total Assets	$17,739,450	$14,046,124

LIABILITIES
Short-term borrowings	$-	$727,220
Advances from customers	73,962	553,409
Deferred income	323,192	734,492
Income tax payable	897,892	288,111
Operating lease liabilities	251,582	-
Other current liabilities	852,398	357,526
Total Liabilities	$2,399,026	$2,660,758

	For the years ended December 31,
	2019	2018	2017
Revenues	$14,882,763	$12,865,870	$9,816,312
Income from Operations	$3,642,265	$3,274,647	$1,048,625
Net Income	$4,000,620	$3,001,489	$1,494,928